Investment Securities - Amortized Cost and Fair Value of Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale securities:
Amortized Cost	$ 4,068,766	$ 4,997,288
Unrealized Gains	3,441	19,197
Unrealized Losses	(44,942)	(44,874)
Fair Value	4,027,265	4,971,611
U.S. Treasury securities
Available-for-sale securities:
Amortized Cost	502,126	748,700
Unrealized Gains		101
Unrealized Losses	(2,150)	(286)
Fair Value	499,976	748,515
Non-government agency/Government-sponsored enterprises debt securities
Available-for-sale securities:
Amortized Cost	96,132	96,119
Unrealized Gains	16
Unrealized Losses	(324)	(547)
Fair Value	95,824	95,572
Government agency mortgage-backed securities
Available-for-sale securities:
Amortized Cost	56,490
Unrealized Losses	(508)
Fair Value	55,982
Government sponsored enterprises mortgage backed securities
Available-for-sale securities:
Amortized Cost	10,185	12,397
Unrealized Gains	560	806
Fair Value	10,745	13,203
Non-government mortgage-backed securities
Available-for-sale securities:
Amortized Cost		268
Unrealized Gains	157	3,136
Fair Value	157	3,404
Non-government asset-backed securities
Available-for-sale securities:
Amortized Cost	95,453	354,011
Unrealized Gains		115
Unrealized Losses	(143)	(134)
Fair Value	95,310	353,992
Collateralized mortgage obligations: Government agency
Available-for-sale securities:
Amortized Cost	2,261,526	2,699,632
Unrealized Gains	1,984	8,567
Unrealized Losses	(23,576)	(24,493)
Fair Value	2,239,934	2,683,706
Collateralized mortgage obligations: Government-sponsored enterprises
Available-for-sale securities:
Amortized Cost	1,046,854	1,086,161
Unrealized Gains	724	2,256
Unrealized Losses	(18,241)	(19,414)
Fair Value	$ 1,029,337	1,069,003
Equity securities
Available-for-sale securities:
Unrealized Gains		4,216
Fair Value		$ 4,216